Cover page	Aug. 10, 2020	May 21, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2020
Entity File Number	001-38669
Entity Registrant Name	LiveRamp Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1269307
Entity Address, Address Line One	225 Bush Street, Seventeenth Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	352-3267
Title of 12(b) Security	Common Stock, $.10 Par Value
Trading Symbol	RAMP
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0000733269